FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (2,485.9)	$ (2,832.2)
Financial assets (liabilities), at fair value	(2,478.9)	(2,807.2)
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(0.6)	(5.3)
Financial assets (liabilities), at fair value	(0.6)	(5.3)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(775.8)	(799.3)
Financial liabilities, at fair value	(775.8)	(799.3)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,529.9)	(2,800.3)
Financial liabilities, at fair value	(2,524.4)	(2,788.2)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(87.1)	(137.6)
Financial liabilities, at fair value	(78.0)	(125.1)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	160.1	217.6
Financial assets, at fair value	160.1	217.6
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(15.8)	(11.8)
Financial assets (liabilities), at fair value	(15.8)	(11.8)
Financial assets at fair value through other comprehensive income, category | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	4.8	10.5
Financial assets (liabilities), at fair value	4.8	10.5
Financial assets at fair value through other comprehensive income, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(8.7)	(20.5)
Financial assets (liabilities), at fair value	(8.7)	(20.5)
Financial assets at fair value through other comprehensive income, category | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	1.4	1.4
Financial assets, at fair value	1.4	1.4
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	570.8	555.3
Financial assets, at fair value	570.8	555.3
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	147.9	125.7
Financial assets, at fair value	140.3	126.1
Loans and receivables | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Credit loss allowances	47.0	32.1
Financial assets, at fair value	$ 47.0	$ 32.1